Segment Information - Net Sales Including Net Sales of Discontinued Operations by Product/Service Type (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Product Information [Line Items]
Net sales	$ 78,020,855	$ 65,615,028	$ 81,083,384
Kitchen Appliances [Member]
Product Information [Line Items]
Net sales	330,873	307,996	533,077
CCMs and Related Products [Member]
Product Information [Line Items]
Net sales	75,351,945	59,795,999	63,913,523
Cellular Phone Assembly Services [Member]
Product Information [Line Items]
Net sales	652	3,093,146	14,256,314
Others [Member]
Product Information [Line Items]
Net sales	$ 2,337,385	$ 2,417,887	$ 2,380,470